Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.5% OF NET ASSETS

U.S. Stocks 20.9%
Large-Cap 20.9%
Schwab U.S. Dividend Equity ETF	$7,262,193	$55,195	($427,813 )	$14,430	$396,799	$7,300,804	90,547	$55,324

International Stocks 19.4%
Developed Markets 19.4%
Schwab International Dividend Equity ETF	7,083,420	170,240	(409,806)	9,546	(103,176)	6,750,224	278,245	44,464

Real Estate 9.9%
Global Real Estate 9.9%
Schwab Global Real Estate Fund	3,625,812	32,349	(124,772)	(7,226)	(72,799)	3,453,364	552,538	32,349

Fixed Income 26.9%
Intermediate-Term Bond 20.0%
Schwab 5-10 Year Corporate Bond ETF	1,062,741	40,031	(57,911)	(2,050)	(8,641)	1,034,170	23,245	8,646
Schwab U.S. Aggregate Bond Index Fund	6,095,716	163,324	(219,950)	(22,483)	(78,225)	5,938,382	671,004	53,906
						6,972,552
Long-Term Government Bond 6.9%
Schwab Long-Term U.S. Treasury ETF	2,610,724	45,245	(150,657)	(12,576)	(82,491)	2,410,245	71,457	17,077
						9,382,797

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	477,723	5,349	—	—	(144)	482,928	482,831	6,542
Total Affiliated Underlying Funds (Cost $26,796,226)	$28,218,329	$511,733	($1,390,909 )	($20,359 )	$51,323	$27,370,117		$218,308

UNAFFILIATED UNDERLYING FUNDS 21.9% OF NET ASSETS

Fixed Income 21.1%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,039,479	109,881
High-Yield Bond 11.1%
BlackRock High Yield Bond Portfolio, Class K						3,871,844	547,644

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED (a)
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$2,430,381	201,190
						7,341,704

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26% (b)						279,816	279,816
Total Unaffiliated Underlying Funds (Cost $7,488,458)						$7,621,520
Total Investments in Securities (Cost $34,284,684)						$34,991,637

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.6% OF NET ASSETS

U.S. Stocks 20.7%
Large-Cap 20.7%
Schwab U.S. Dividend Equity ETF	$13,361,805	$265,729	($1,261,124 )	$38,416	$712,143	$13,116,969	162,681	$100,313

International Stocks 19.6%
Developed Markets 19.6%
Schwab International Dividend Equity ETF	12,880,365	189,341	(455,368)	34,774	(208,729)	12,440,383	512,794	81,944

Real Estate 9.9%
Global Real Estate 9.9%
Schwab Global Real Estate Fund	6,611,133	59,649	(274,157)	(26,722)	(122,145)	6,247,758	999,641	59,649

Fixed Income 27.1%
Intermediate-Term Bond 20.1%
Schwab 5-10 Year Corporate Bond ETF	1,924,016	100,143	(61,627)	(2,040)	(17,658)	1,942,834	43,669	15,538
Schwab U.S. Aggregate Bond Index Fund	10,971,113	415,021	(396,729)	(40,031)	(143,465)	10,805,909	1,221,007	98,461
						12,748,743
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	4,686,232	139,711	(187,992)	(21,004)	(161,113)	4,455,834	132,103	30,810
						17,204,577

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	841,138	9,417	—	—	(254)	850,301	850,131	11,518
Total Affiliated Underlying Funds (Cost $48,558,099)	$51,275,802	$1,179,011	($2,636,997 )	($16,607 )	$58,779	$49,859,988		$398,233

UNAFFILIATED UNDERLYING FUNDS 21.2% OF NET ASSETS

Fixed Income 20.9%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,876,654	198,378
High-Yield Bond 11.0%
BlackRock High Yield Bond Portfolio, Class K						7,016,663	992,456

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED (a)
Preferred 6.9%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,400,899	364,313
						13,294,216

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26% (b)						200,128	200,128
Total Unaffiliated Underlying Funds (Cost $13,250,236)						$13,494,344
Total Investments in Securities (Cost $61,808,335)						$63,354,332

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.4% OF NET ASSETS

U.S. Stocks 13.8%
Large-Cap 13.8%
Schwab U.S. Dividend Equity ETF	$8,327,328	$194,398	($379,662 )	$11,477	$477,739	$8,631,280	107,048	$65,863

International Stocks 10.7%
Developed Markets 10.7%
Schwab International Dividend Equity ETF	6,665,169	180,200	(60,178)	5,124	(93,973)	6,696,342	276,024	44,109

Real Estate 5.9%
Global Real Estate 5.9%
Schwab Global Real Estate Fund	3,820,637	97,751	(127,376)	(11,603)	(70,838)	3,708,571	593,371	35,349

Fixed Income 48.6%
Intermediate-Term Bond 34.8%
Schwab 5-10 Year Corporate Bond ETF	5,674,753	150,447	(152,939)	(4,992)	(52,453)	5,614,816	126,204	46,290
Schwab U.S. Aggregate Bond Index Fund	16,406,655	379,176	(296,630)	(32,629)	(239,117)	16,217,455	1,832,481	147,938
						21,832,271
Long-Term Government Bond 5.8%
Schwab Long-Term U.S. Treasury ETF	3,795,761	—	—	—	(146,074)	3,649,687	108,203	26,044
Short-Term Bond 8.0%
Schwab 1-5 Year Corporate Bond ETF	4,879,994	153,176	—	—	(5,352)	5,027,818	104,031	31,584
						30,509,776

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	893,993	10,008	—	—	(269)	903,732	903,551	12,242
Total Affiliated Underlying Funds (Cost $51,028,383)	$50,464,290	$1,165,156	($1,016,785 )	($32,623 )	($130,337 )	$50,449,701		$409,419

UNAFFILIATED UNDERLYING FUNDS 19.7% OF NET ASSETS

Fixed Income 19.3%
Floating Rate Loan 3.1%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,934,226	204,464
High-Yield Bond 9.1%
BlackRock High Yield Bond Portfolio, Class K						5,720,904	809,180

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED (a)
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,456,946	368,952
						12,112,076

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26% (b)						252,317	252,317
Total Unaffiliated Underlying Funds (Cost $12,175,939)						$12,364,393
Total Investments in Securities (Cost $63,204,322)						$62,814,094

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations and forward foreign currency exchange contracts.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2024, are disclosed in each fund’s Portfolio Holdings.
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